Summary of Significant Accounting Policies - Schedule of Revenue by Major Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 10,120,257	$ 8,225,911	$ 8,026,764
Mold production [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	6,872,483	6,639,632	6,583,747
Mold repair [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	1,103,741	1,084,881	1,137,648
Machining services [Member]
Schedule of Revenue by Major Revenue [Line Items]
Total revenue	$ 2,144,033	$ 501,398	$ 305,369